Consolidated statement of changes in equity (Parenthetical) - USD ($) $ in Millions		1 Months Ended	6 Months Ended
		Mar. 31, 2026	Jun. 30, 2026	May 31, 2026
– foreign exchange losses reclassified to the income statement on disposal or dilution of a foreign operation	[1]		$ 174
Reduction of issued capital	[2]		1,000
Changes in ownership interest in subsidiaries	[3]		(13,643)
Increase (decrease) through share-based payment transactions, equity			319
Non- controlling interests
Changes in ownership interest in subsidiaries	[3]		(7,001)
Total share-holders’ equity
– foreign exchange losses reclassified to the income statement on disposal or dilution of a foreign operation	[1]		174
Reduction of issued capital	[2]		1,000
Changes in ownership interest in subsidiaries	[3]		(6,642)
Increase (decrease) through share-based payment transactions, equity			319
Hang Seng Bank
Changes in ownership interest in subsidiaries			13,700
Hang Seng Bank | Non- controlling interests
Changes in ownership interest in subsidiaries			7,000
Hang Seng Bank | Total share-holders’ equity
Changes in ownership interest in subsidiaries			(6,700)
HSBC Holdings
Increase (decrease) through share-based payment transactions, equity			700
$1,250m 6.750% Perpetual Subordinated Contingent Convertible Securities | HSBC Holdings
Notional amount				$ 1,250
Other equity instruments interest rate				675.00%
$1,250m 7.000% Perpetual Subordinated Contingent Convertible Securities | HSBC Holdings
Notional amount				$ 1,250
Other equity instruments interest rate				700.00%
$1,500m 6.750% Perpetual Subordinated Contingent Convertible Securities | HSBC Holdings
Notional amount				$ 1,500
Other equity instruments interest rate				675.00%
$1,000m 4.000% Perpetual Subordinated Contingent Convertible Securities
Other equity instruments interest rate		4.00%
Reduction of issued capital		$ 1,000
UK Life Insurance Business
– foreign exchange losses reclassified to the income statement on disposal or dilution of a foreign operation			$ 200

[1]	Amount in 1H26 includes the recycling of a $0.2bn foreign currency translation reserves loss following completion of the sale of our UK life insurance business, HSBC Life (UK) Limited.
[2]	In March 2026, HSBC Holdings redeemed its $1.0bn 4.000% contingent convertible securities.
[3]	Amount in 1H26 includes the impact of the $13.7bn privatisation of Hang Seng Bank, which comprised the derecognition of $7.0bn in non-controlling interests and a residual $6.7bn reduction in shareholders’ equity, partly offset by impact of foreign currency translation.